Goodwill and intangible assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 6,590	€ 6,930
Intangible assets and goodwill at end of period	6,538	6,590
Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	16,522	16,577
Additions	97	299
Acquisitions through business combinations	33
Assets held for sale	(208)
Disposals and retirements	(293)	(45)
Translation differences	515	(309)
Intangible assets and goodwill at end of period	16,666	16,522
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(9,932)	(9,647)
Assets held for sale	165
Disposals and retirements	278	17
Impairment		(26)
Translation differences	(249)	147
Amortization	(390)	(423)
Intangible assets and goodwill at end of period	(10,128)	(9,932)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,504	5,667
Intangible assets and goodwill at end of period	5,736	5,504
Goodwill | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	6,629	6,799
Additions	0	0
Acquisitions through business combinations	33
Assets held for sale	(38)
Disposals and retirements	(11)	(22)
Translation differences	260	(148)
Intangible assets and goodwill at end of period	6,873	6,629
Goodwill | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,125)	(1,132)
Assets held for sale	0
Disposals and retirements	0	0
Impairment		0
Translation differences	(12)	7
Amortization	0	0
Intangible assets and goodwill at end of period	(1,137)	(1,125)
Intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,086	1,263
Intangible assets and goodwill at end of period	802	1,086
Intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	9,893	9,778
Additions	97	299
Acquisitions through business combinations	0
Assets held for sale	(170)
Disposals and retirements	(282)	(23)
Translation differences	255	(161)
Intangible assets and goodwill at end of period	9,793	9,893
Intangible assets | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(8,807)	(8,515)
Assets held for sale	165
Disposals and retirements	278	17
Impairment		(26)
Translation differences	(237)	140
Amortization	(390)	(423)
Intangible assets and goodwill at end of period	€ (8,991)	€ (8,807)